UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21241
RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)
400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)
Thomas M. O’Brien, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Thomas Perugini
State Street Bank and Trust Company
One Federal Street, 8th Floor
Boston, Massachusetts 02110

Thomas Reyes, Esq.
State Street Bank and Trust Company
One Federal Street, 9th Floor
Boston, Massachusetts 02110

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

RMR Real Estate Fund
Portfolio of Investments - September 30, 2004 (unaudited)

Company	Shares	Value
Real Estate Investment Trusts—147.1%
Common Stocks—110.8%
Apartments—25.2%
AMLI Residential Properties Trust	106,700	$3,259,685
Apartment Investment & Management Co.	149,100	5,185,698
Avalonbay Communities, Inc.	78,200	4,709,204
BNP Residential Properties, Inc.	200,000	2,736,000
Cornerstone Realty Income Trust, Inc.	150,000	1,464,000
Post Properties, Inc.	145,400	4,347,460
United Dominion Realty Trust, Inc.	189,600	3,759,768
		25,461,815
Diversified—24.8%
Bedford Property Investors, Inc.	150,000	4,551,000
Colonial Properties Trust	125,000	5,027,500
Commercial Net Lease Realty	289,600	5,276,512
Crescent Real Estate Equities Co.	324,000	5,099,760
Lexington Corporate Properties Trust	200,000	4,342,000
Liberty Property Trust	20,000	796,800
		25,093,572
Health Care—11.0%
Healthcare Realty Trust, Inc.	16,000	624,640
Health Care REIT, Inc.	150,000	5,280,000
Nationwide Health Properties, Inc.	250,000	5,187,500
		11,092,140
Industrial—6.0%
First Industrial Realty Trust, Inc.	165,000	6,088,500
Office—22.3%
Arden Realty, Inc.	114,600	3,733,668
Equity Office Properties Trust	225,000	6,131,250
Glenborough Realty Trust, Inc.	285,000	5,919,450
Highwoods Properties, Inc.	85,000	2,091,850
Maguire Properties, Inc.	170,000	4,132,700
Reckson Associates Realty Corp.	21,000	603,750
		22,612,668
Retail—13.2%
Glimcher Realty Trust	75,000	1,822,500
Heritage Property Investment Trust	200,000	5,834,000
New Plan Excel Realty Trust	156,200	3,905,000
The Mills Corp.	35,000	1,815,450
		13,376,950
Specialty—5.4%
Getty Realty Corp.	28,600	749,892
U.S. Restaurant Properties, Inc.	280,000	4,729,200
		5,479,092
Storage—2.9%
Sovran Self Storage, Inc.	75,000	2,938,500
Total Common Stocks (Cost $109,628,391)		112,143,237
Preferred Stocks—36.3%
Apartments—2.0%
Apartment Investment & Research Management Co., Series G	20,000	533,200
Apartment Investment & Research Management Co., Series T	60,000	1,495,800
		2,029,000

See notes to portfolio of investments.

Company	Shares	Value
Health Care—8.2%
LTC Properties, Inc., Series F	160,000	$4,067,200
Nationwide Health Properties, Inc.	250	25,563
OMEGA Healthcare Investors, Inc., Series D	160,000	4,168,000
		8,260,763
Hospitality—11.3%
Ashford Hospitality Trust	40,000	1,016,400
Equity Inns, Inc., Series B	34,000	897,600
FelCor Lodging Trust, Inc., Series A	83,000	2,008,600
FelCor Lodging Trust, Inc., Series B	18,900	483,840
Innkeepers USA Trust, Series C	120,000	3,036,000
Winston Hotels, Inc., Series B	160,000	3,984,000
		11,426,440
Manufactured Homes—7.1%
Affordable Residential Communities, Series A	280,000	7,142,800
Office—1.9%
Highwoods Properties, Inc., Series B	75,000	1,887,750
Retail—2.5%
CBL & Associates Properties, Inc., Series B	20,000	1,075,000
Glimcher Realty Trust, Series G	50,000	1,272,500
The Mills Corp., Series B	1,300	35,334
The Mills Corp., Series E	7,100	191,700
		2,574,534
Specialty—3.3%
Anthracite Capital, Inc., Series C	10,000	266,500
RAIT Investment Trust, Series A	125,000	3,081,250
		3,347,750
Total Preferred Stocks (Cost $36,368,906)		36,669,037
Total Real Estate Investment Trusts (Cost $145,997,297)		148,812,274
Short-Term Investment—1.4%
Other Investment Companies—1.4%
SSgA Money Market Fund, 1.4%* (Cost $1,443,605)	1,443,605	1,443,605
Total Investments—148.5% (Cost $147,440,902)**		150,255,879
Other assets less liabilities—0.9%		932,711
Preferred Shares, at liquidation preference—(49.4)%		(50,000,000)
Net Assets applicable to common shareholders—100%		$101,188,590

Notes to Portfolio of Investments

*      Rate reflects 7 day yield as of September 30, 2004.

**   The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien President

Date:	November 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien President

Date:	November 18, 2004

By:	/s/ Mark L. Kleifges
Mark L. Kleifges Treasurer

Date:	November 18, 2004